DEFERRED INCOME TAX (Schedule of deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax [Abstract]
Deferred tax assets to be recovered after more than 12 months	$ 203,607	$ 153,681
Deferred tax assets to be recovered within 12 months	75,787	86,897
Deferred tax liabilities to be settled after more than 12 months	(454,763)	(538,854)
Deferred tax liabilities to be settled within 12 months	(64,371)	(41,931)
Deferred tax liability (asset)	$ (239,740)	$ (340,207)	$ (392,265)